UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2026

Date of reporting period: August 31, 2026

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

EMQQ The Emerging Markets Internet ETF

Ticker: EMQQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: August 31, 2026

This annual shareholder report contains important information about the EMQQ The Emerging Markets Internet ETF (the "Fund") for the period from September 1, 2025 to August 31, 2026.  You can find additional information about the Fund at https://emqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMQQ The Emerging Markets Internet ETF	$78	0.86%

How did the Fund perform in the last year?

The Fund seeks investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet Index (the “Index”). For the fiscal year ended August 31, 2026, the Fund delivered a total return of -18.57% at net asset value (“NAV”). Performance was primarily affected by weakness among application-oriented businesses globally, as companies accelerated investment in artificial intelligence (“AI”) infrastructure, products and capabilities to support future growth. This trend was particularly pronounced in China, where several of the Fund’s largest internet companies increased their AI-related investments, which weighed on investor sentiment in the short term. These elevated expenditures created a headwind to near-term performance as margins compressed across the affected portfolio companies. Performance was also affected by heightened geopolitical uncertainty stemming from the conflict in the Middle East, which disrupted global energy markets and contributed to a sharp increase in oil prices. Higher energy prices and increased geopolitical risk weighed on investor sentiment toward emerging markets and created an additional headwind for the Fund’s consumer- and growth-oriented internet portfolio companies.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
EMQQ The Emerging Markets Internet ETF	-18.57%	-7.76%	3.62%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	39.25%	8.18%	9.29%
S&P 500 Index (USD) (TR)Footnote Reference†	20.38%	12.79%	15.37%
EMQQ The Emerging Markets Internet Index (USD) (NR)Footnote Reference*	-17.80%	-7.09%	4.44%
Table Summary
	EMQQ The Emerging Markets Internet ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	S&P 500 Index (USD) (TR)Footnote Reference†	EMQQ The Emerging Markets Internet Index (USD) (NR)Footnote Reference*
Aug/16	$10,000	$10,000	$10,000	$10,000
Aug/17	$13,823	$12,453	$11,623	$13,961
Aug/18	$12,987	$12,368	$13,909	$13,236
Aug/19	$12,606	$11,829	$14,315	$12,950
Aug/20	$21,536	$13,542	$17,455	$22,324
Aug/21	$21,370	$16,403	$22,895	$22,303
Aug/22	$12,581	$12,826	$20,325	$13,236
Aug/23	$12,410	$12,987	$23,566	$13,179
Aug/24	$13,811	$14,944	$29,960	$14,902
Aug/25	$17,526	$17,455	$34,718	$18,783
Aug/26	$14,272	$24,305	$41,793	$15,439

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-855-888-9892 or visit https://emqqetf.com/materials/ for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$259,079,174	58	$2,770,045	21%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Information Technology	0.3%
Consumer Staples	0.4%
Short-Term Investment	0.8%
Real Estate	1.0%
Industrials	2.3%
Energy	7.4%
Financials	17.2%
Communication Services	19.1%
Consumer Discretionary	52.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
MercadoLibre	8.8%
Sea ADR	7.6%
Reliance Industries	7.4%
Tencent Holdings	6.7%
NU Holdings, Cl A	6.4%
PDD Holdings ADR	6.3%
Alibaba Group Holding	6.0%
Meituan, Cl B	4.1%
Bajaj Finance	3.6%
NetEase	3.3%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-888-9892

  https://emqqetf.com/materials/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-888-9892 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

EMQQ The Emerging Markets Internet ETF: EMQQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - August 31, 2026

EMQQ-AR-2026

Exchange Traded Concepts Trust

FMQQ The Next Frontier Internet ETF

Ticker: FMQQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: August 31, 2026

This annual shareholder report contains important information about the FMQQ The Next Frontier Internet ETF (the "Fund") for the period from September 1, 2025 to August 31, 2026.  You can find additional information about the Fund at https://fmqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FMQQ The Next Frontier Internet ETF	$81	0.86%

How did the Fund perform in the last year?

The Fund seeks investment results that, before fees and expenses, correspond generally to the price and yield performance of FMQQ The Next Frontier Internet Index (the “Index”). For the fiscal year ended August 31, 2026, the Fund delivered a total return of -12.16% at net asset value (“NAV”). Performance was primarily impacted by heightened geopolitical uncertainty stemming from the conflict in the Middle East, which disrupted global energy markets and contributed to a sharp increase in oil prices. This was particularly relevant for India, one of the Fund’s largest market exposures, given the country’s significant reliance on imported oil. Higher energy prices weighed on the economic outlook and consumer sentiment, creating a more challenging backdrop for consumer internet companies exposed to discretionary spending, including e-commerce, online travel and food delivery businesses.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of August 31, 2026

Table Summary
	FMQQ The Next Frontier Internet ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	FMQQ The Next Frontier Internet Index (USD) (NR)Footnote Reference*
Sep/21	$10,000	$10,000	$10,000
Aug/22	$4,341	$8,055	$4,315
Aug/23	$4,178	$8,156	$4,192
Aug/24	$5,157	$9,386	$5,287
Aug/25	$5,803	$10,963	$5,926
Aug/26	$5,098	$15,265	$5,275
Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
FMQQ The Next Frontier Internet ETF	-12.16%	-12.78%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	39.25%	8.96%
FMQQ The Next Frontier Internet Index (USD) (NR)Footnote Reference*	-10.98%	-12.17%

Since its inception on September 27, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-855-888-9892 or visit https://fmqqetf.com/materials/ for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$21,780,665	37	$215,631	27%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Industrials	4.1%
Energy	7.0%
Communication Services	7.4%
Financials	38.7%
Consumer Discretionary	44.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sea ADR	7.9%
MercadoLibre	7.7%
Reliance Industries	7.0%
NU Holdings, Cl A	6.5%
Bajaj Finance	6.3%
Eternal	5.3%
Allegro.eu	5.1%
Kaspi.KZ JSC ADR	4.7%
Grab Holdings, Cl A	4.1%
Jio Financial Services	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-888-9892

  https://fmqqetf.com/materials/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-888-9892 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

FMQQ The Next Frontier Internet ETF: FMQQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - August 31, 2026

FMQQ-AR-2026

(b)	Not applicable.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a)(2)	The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2026			2025
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$46,575	N/A	N/A	$46,575	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$10,500(1)	N/A	N/A	$10,500(1)	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Tax fees include review of Federal Form 1120 RIC, State returns (if requested), and excise tax returns and review of dividend calculation, if requested.

(e)(1)	The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2026	2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not Applicable.

(g)	The aggregate non-audit fees and services billed by Cohen for the fiscal years 2026 and 2025 were $10,500 and $10,500, respectively.

(h)	Not Applicable.

(i)	Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)	Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6.	Investments.

(a)	The Schedule of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

EMQQ The Emerging Markets Internet ETF

FMQQ The Next Frontier Internet ETF

Annual Financials and Other Information

August 31, 2026

EMQQ/FMQQ

Table of Contents

For additional information about the Funds, including prospectus, financial information, holdings, and proxy voting information, call or visit:

•        1-855-888-9892

•        https://emqqetf.com/materials/

•        https://fmqqetf.com/materials/

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

August 31, 2026

Description	Shares	Fair Value
COMMON STOCK†† — 100.0%
Brazil — 16.7%
Consumer Discretionary — 8.7%
MercadoLibre*	11,709	$22,670,966
Financials — 8.0%
Inter & Co.	100,299	543,622
NU Holdings, Cl A*	1,135,368	16,519,604
Pagseguro Digital, Cl A	50,382	454,446
StoneCo, Cl A	74,550	723,135
XP, Cl A	123,582	2,252,900
		20,493,707
		43,164,673
China — 38.7%
Communication Services — 13.7%
Baidu, Cl A*	430,850	5,287,178
Bilibili, Cl Z*	58,000	955,162
Kuaishou Technology, Cl B	559,600	2,397,072
NetEase	344,000	8,442,794
Tencent Holdings	302,200	17,462,860
Tencent Music Entertainment Group ADR	146,304	1,209,934
		35,755,000
Consumer Discretionary — 22.1%
Alibaba Group Holding	1,066,400	15,534,918
JD.com, Cl A	546,750	7,825,361
Meituan, Cl B*	1,063,600	10,704,787
PDD Holdings ADR*	194,721	16,356,564
Trip.com Group*	125,250	5,739,007
Vipshop Holdings ADR	79,432	1,040,559
		57,201,196
Description	Shares	Fair Value
China — continued
Consumer Staples — 0.4%
JD Health International*	204,450	$951,925
Industrials — 1.2%
Full Truck Alliance ADR	173,138	1,466,479
Kanzhun ADR	82,016	1,423,798
		2,890,277
Information Technology — 0.3%
Minimax Group, Cl A(A)*	21,140	941,138
Real Estate — 1.0%
KE Holdings, Cl A	426,700	2,527,770
Phoenix Tree Holdings ADR(A)(B)*	179,833	—
		2,527,770
		100,267,306
Germany — 0.1%
Consumer Discretionary — 0.1%
Jumia Technologies ADR*	37,880	260,993
India — 20.8%
Communication Services — 0.7%
Affle 3i*	16,561	278,026
Info Edge India	108,413	1,495,528
		1,773,554
Consumer Discretionary — 6.1%
Eternal*	2,372,090	8,176,849
FSN E-Commerce Ventures*	386,484	1,419,350
Jubilant Foodworks	121,372	632,483
Lenskart Solutions*	233,831	1,627,313
MakeMyTrip(A)*	23,075	1,344,349
Meesho*	430,147	928,207
Swiggy*	518,058	1,534,342
		15,662,893
Energy — 7.4%
Reliance Industries	1,427,192	19,147,933
Financials — 6.6%
Angel One	133,175	401,423
Bajaj Finance	849,988	9,439,226
Billionbrains Garage Ventures*	409,856	827,021
Jio Financial Services	952,372	2,414,919
One 97 Communications*	99,262	1,790,718
PB Fintech*	106,517	2,098,306
Pine Labs*	175,750	302,877
		17,274,490
		53,858,870
Indonesia — 0.3%
Consumer Discretionary — 0.3%
GoTo Gojek Tokopedia, Cl A*	300,640,800	848,549

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

August 31, 2026 (Continued)

Description	Shares	Fair Value
Japan — 0.6%
Communication Services — 0.6%
Nexon	80,500	$1,597,952
Kazakhstan — 1.8%
Financials — 1.8%
Kaspi.KZ JSC ADR	45,665	4,801,218
Poland — 1.2%
Consumer Discretionary — 1.2%
Allegro.eu*	246,056	3,010,317
Russia — 0.0%
Communication Services — 0.0%
VK GDR(B)*	117,354	1,174
Singapore — 8.7%
Consumer Discretionary — 7.6%
Sea ADR*	172,995	19,631,472
Industrials — 1.1%
Grab Holdings, Cl A*	795,683	2,816,718
		22,448,190
South Africa — 2.8%
Consumer Discretionary — 2.8%
Naspers, Cl N	150,425	7,349,575
South Korea — 8.2%
Communication Services — 4.1%
Kakao	94,350	2,519,723
NAVER	44,273	7,019,758
NCSOFT	5,840	957,972
		10,497,453
Consumer Discretionary — 3.4%
Coupang, Cl A*	401,486	6,447,865
Delivery Hero, Cl A*	58,127	2,480,026
		8,927,891
Financials — 0.7%
KakaoBank	106,798	1,705,053
		21,130,397
Uruguay — 0.1%
Financials — 0.1%
Dlocal, Cl A	21,954	325,578
Total Common Stock
(Cost $236,608,349)		259,064,792
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.8%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(C)(D)	2,014,748	$2,014,748

Total Short-Term Investment
(Cost $2,014,748)		2,014,748

Total Investments – 100.8%
(Cost $238,623,097)		$261,079,540

Percentages are based on net assets of $259,079,174.

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

(A)      This security or a partial position of this security is on loan at August 31, 2026. The total value of securities on loan at August 31, 2026 was $2,054,761.

(B)      The fair value of this investment is determined using significant unobservable inputs.

(C)      The rate shown is the 7-day effective yield as of August 31, 2026.

(D)      This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2026, was $2,014,748.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

August 31, 2026 (Concluded)

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock
Brazil	$43,164,673	$—	$—		$43,164,673
China	100,267,306	—	—	(2)	100,267,306
Germany	260,993	—	—		260,993
India	53,858,870	—	—		53,858,870
Indonesia	848,549	—	—		848,549
Japan	1,597,952	—	—		1,597,952
Kazakhstan	4,801,218	—	—		4,801,218
Poland	3,010,317	—	—		3,010,317
Russia	—	—	1,174	(2)	1,174
Singapore	22,448,190	—	—		22,448,190
South Africa	7,349,575	—	—		7,349,575
South Korea	21,130,397	—	—		21,130,397
Uruguay	325,578	—	—		325,578
Short-Term Investment
United States	2,014,748	—	—		2,014,748
Total Investments in Securities	$261,078,366	$—	$1,174		$261,079,540

(1)       A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2)       During the year ended August 31, 2026, Level 3 securities had sales proceeds of $0, Realized Gain/(Loss) of $0 and Change in Unrealized Gain/(Loss) of $0.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet ETF

Schedule of Investments

August 31, 2026

Description	Shares	Fair Value
COMMON STOCK†† — 101.4%
Brazil — 20.9%
Consumer Discretionary — 7.7%
MercadoLibre*	871	$1,686,430
Financials — 13.2%
Inter & Co.	36,681	198,812
NU Holdings, Cl A*	97,522	1,418,945
Pagseguro Digital, Cl A	18,425	166,193
StoneCo, Cl A	27,264	264,461
XP, Cl A	45,196	823,923
		2,872,334
		4,558,764
Germany — 0.5%
Consumer Discretionary — 0.5%
Jumia Technologies ADR*	13,852	95,440
India — 47.3%
Communication Services — 3.0%
Affle 3i*	6,046	101,500
Info Edge India	39,649	546,948
		648,448
Consumer Discretionary — 17.8%
Eternal*	336,080	1,158,504
FSN E-Commerce Ventures*	141,350	519,103
Jubilant Foodworks	44,389	231,316
Lenskart Solutions*	85,519	595,157
MakeMyTrip*	8,437	491,539
Meesho*	157,318	339,474
Swiggy*	189,468	561,151
		3,896,244
Energy — 7.0%
Reliance Industries	113,318	1,520,332
Financials — 19.5%
Angel One	48,705	146,809
Bajaj Finance	123,630	1,372,927
Description	Shares	Fair Value
India — continued
Financials — continued
Billionbrains Garage Ventures*	149,896	$302,465
Jio Financial Services	348,312	883,211
One 97 Communications*	36,301	654,882
PB Fintech*	38,956	767,404
Pine Labs*	64,276	110,769
		4,238,467
		10,303,491
Indonesia — 1.4%
Consumer Discretionary — 1.4%
GoTo Gojek Tokopedia, Cl A*	109,655,500	309,499
Kazakhstan — 4.7%
Financials — 4.7%
Kaspi.KZ JSC ADR	9,806	1,031,003
Poland — 5.1%
Consumer Discretionary — 5.1%
Allegro.eu*	89,990	1,100,963
Russia — 0.0%
Communication Services — 0.0%
VK GDR(A)*	7,810	78
Singapore — 12.0%
Consumer Discretionary — 7.9%
Sea ADR*	15,232	1,728,527
Industrials — 4.1%
Grab Holdings, Cl A*	250,416	886,473
		2,615,000
South Korea — 8.9%
Communication Services — 4.4%
Kakao	8,692	232,129
NAVER	4,079	646,751
NCSOFT	538	88,252
		967,132
Consumer Discretionary — 3.8%
Coupang, Cl A*	36,989	594,043
Delivery Hero, Cl A*	5,355	228,475
		822,518
Financials — 0.7%
KakaoBank	9,839	157,082
		1,946,732

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet ETF

Schedule of Investments

August 31, 2026 (Concluded)

Description	Shares	Fair Value
Uruguay — 0.6%
Financials — 0.6%
Dlocal, Cl A	8,028	$119,055

Total Common Stock
(Cost $18,166,872)		$22,080,025

Total Investments – 101.4%
(Cost $18,166,872)		$22,080,025

Percentages are based on net assets of $21,780,665.

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

(A)      The fair value of this investment is determined using significant unobservable inputs.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock
Brazil	$4,558,764	$—	$—		$4,558,764
Germany	95,440	—	—		95,440
India	10,303,491	—	—		10,303,491
Indonesia	309,499	—	—		309,499
Kazakhstan	1,031,003	—	—		1,031,003
Poland	1,100,963	—	—		1,100,963
Russia	—	—	78	(2)	78
Singapore	2,615,000	—	—		2,615,000
South Korea	1,946,732	—	—		1,946,732
Uruguay	119,055	—	—		119,055
Total Investments in Securities	$22,079,947	$—	$78		$22,080,025

(1)       A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2)       During the year ended August 31, 2026, Level 3 securities had sales proceeds of $0, Realized Gain/(Loss) of $0 and Change in Unrealized Gain/(Loss) of $0.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Statements of Assets and Liabilities

August 31, 2026

	EMQQ The Emerging Markets Internet ETF	FMQQ The Next Frontier Internet ETF
Assets:
Investments, at Cost	$238,623,097	$18,166,872
Foreign Currency, at Cost	194,230	2,752
Investments, at Fair Value*	$261,079,540	$22,080,025
Cash and Cash Equivalents	1,094,194	18,571
Foreign Currency, at Value	195,087	2,768
Dividends Receivable	29,647	2,233
Total Assets	262,398,468	22,103,597

Liabilities:
Payable Upon Return on Securities Loaned	2,014,748	—
Accrued Foreign Capital Gains Tax on Appreciated Securities	1,107,147	307,184
Advisory Fees Payable	197,399	15,748
Total Liabilities	3,319,294	322,932

Net Assets	$259,079,174	$21,780,665

Net Assets Consist of:
Paid-in Capital	$715,312,969	$28,433,623
Total Distributable Earnings (Accumulated Losses)	(456,233,795)	(6,652,958)
Net Assets	$259,079,174	$21,780,665

Outstanding Shares of Beneficial Interest
(unlimited authorization – no par value)	7,650,000	1,675,000
Net Asset Value, Offering and Redemption Price Per Share	$33.87	$13.00
* Includes Value of Securities on Loan	$2,054,761	$—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Statements of Operations

For the Year Ended August 31, 2026

	EMQQ The Emerging Markets Internet ETF	FMQQ The Next Frontier Internet ETF
Investment Income:
Dividend Income	$2,221,322	$197,082
Interest Income	3,133	609
Income from Securities Lending, Net	75,007	—
Less: Foreign Taxes Withheld	(93,662)	(8,438)
Total Investment Income	2,205,800	189,253

Expenses:

Advisory Fees	2,770,045	215,631

Total Expenses	2,770,045	215,631

Net Investment Income (Loss)	(564,245)	(26,378)

Net Realized Gain (Loss) on:

Investments(1)	(9,291,100)	(608,835)
Foreign Currency Transactions	(148,357)	(12,254)
Foreign Capital Gains Tax	(126,430)	(54,276)
Net Realized Gain (Loss)	(9,565,887)	(675,365)

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	(59,154,104)	(3,442,991)
Foreign Currency Translations	3,654	95
Foreign Capital Gains Tax on Appreciated Securities	470,078	22,817

Net Change in Unrealized Appreciation (Depreciation)	(58,680,372)	(3,420,079)

Net Realized and Unrealized Gain (Loss)	(68,246,259)	(4,095,444)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(68,810,504)	$(4,121,822)

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations:
Net Investment Income (Loss)	$(564,245)	$(771,062)
Net Realized Gain (Loss)(1)	(9,565,887)	5,664,723
Net Change in Unrealized Appreciation (Depreciation)	(58,680,372)	80,863,074
Net Increase (Decrease) in Net Assets Resulting from Operations	(68,810,504)	85,756,735

Distributions:	(10,972,042)	(5,800,915)
Capital Share Transactions:
Issued	4,651,875	—
Redeemed	(40,907,666)	(68,940,071)
Increase (Decrease) in Net Assets from Capital Share Transactions	(36,255,791)	(68,940,071)

Total Increase (Decrease) in Net Assets	(116,038,337)	11,015,749
Net Assets:
Beginning of Year	375,117,511	364,101,762
End of Year	$259,079,174	$375,117,511

Share Transactions:
Issued	100,000	—
Redeemed	(1,200,000)	(1,850,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,100,000)	(1,850,000)

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations:
Net Investment Income (Loss)	$(26,378)	$(141,612)
Net Realized Gain (Loss)(1)	(675,365)	1,319,827
Net Change in Unrealized Appreciation (Depreciation)	(3,420,079)	2,396,015
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,121,822)	3,574,230

Distributions:	(162,822)	(125,400)
Capital Share Transactions:
Redeemed	(5,582,223)	(2,029,484)
Increase (Decrease) in Net Assets from Capital Share Transactions	(5,582,223)	(2,029,484)

Total Increase (Decrease) in Net Assets	(9,866,867)	1,419,346
Net Assets:
Beginning of Year	31,647,532	30,228,186
End of Year	$21,780,665	$31,647,532

Share Transactions:
Redeemed	(450,000)	(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(450,000)	(150,000)

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year

	Years Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, beginning of year	$42.87	$34.35	$31.12	$31.55	$53.59
Investment Activities
Net investment income (loss)*	(0.07)	(0.08)	0.11	(0.10)	(0.01)
Net realized and unrealized gain (loss)	(7.68)	9.19	3.36	(0.33)	(22.03)
Total from investment activities	(7.75)	9.11	3.47	(0.43)	(22.04)
Distributions to shareholders from:
Net investment income	(1.25)	(0.59)	(0.24)	—	—
Total distributions	(1.25)	(0.59)	(0.24)	—	—

Net Asset Value, end of year	$33.87	$42.87	$34.35	$31.12	$31.55

Net Asset Value, Total Return (%)(1)	(18.57)	26.90	11.29	(1.36)	(41.13)
Ratios to Average Net Assets
Expenses (%)	0.86	0.86	0.86	0.86	0.86
Net investment income (loss) (%)	(0.18)	(0.21)	0.35	(0.32)	(0.03)
Supplemental Data
Net Assets end of year (000)	$259,079	$375,118	$364,102	$496,367	$615,153
Portfolio turnover rate (%)(2)	21	25	26	21	44

*          Per share data calculated using average shares method.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)      Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Years Ended August 31,				Period Ended August 31, 2022†
	2026	2025	2024	2023
Net Asset Value, beginning of year/period	$14.89	$13.29	$10.78	$11.20	$25.80
Investment Activities
Net investment income (loss)*	(0.01)	(0.06)	(0.03)	(0.02)	(0.07)
Net realized and unrealized gain (loss)	(1.80)	1.72	2.55	(0.40)	(14.53)
Total from investment activities	(1.81)	1.66	2.52	(0.42)	(14.60)
Distributions to shareholders from:
Net investment income	(0.08)	(0.06)	(0.01)	—	—
Total distributions	(0.08)	(0.06)	(0.01)	—	—

Net Asset Value, end of year/period	$13.00	$14.89	$13.29	$10.78	$11.20

Net Asset Value, Total Return (%)(1)	(12.16)	12.54	23.42	(3.75)	(56.59)
Ratios to Average Net Assets
Expenses (%)	0.86	0.86	0.86	0.86	0.86	(2)
Net investment income (loss) (%)	(0.11)	(0.48)	(0.25)	(0.19)	(0.58	)(2)
Supplemental Data
Net Assets end of year/period (000)	$21,781	$31,648	$30,228	$18,868	$15,114
Portfolio turnover rate (%)(3)	27	21	40	24	66

*          Per share data calculated using average shares method.

†         Commenced operations on September 27, 2021.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       Annualized.

(3)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2026

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust“) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of EMQQ The Emerging Markets Internet ETF and FMQQ The Next Frontier Internet ETF (each a “Fund”, and together the “Funds”). The EMQQ The Emerging Markets Internet ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet IndexTM. The FMQQ The Next Frontier Internet ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of FMQQ The Next Frontier Internet IndexTM. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk“ under Note 6). The EMQQ The Emerging Markets Internet ETF commenced operations on November 12, 2014. The FMQQ The Next Frontier Internet ETF commenced operations on September 27, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2026 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Adviser reviewed each fund in the Trust, evaluated its business activities and determined that each fund operates as a single reportable operating segment. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the Fund’s daily operations and financial reporting. Through these committees, the CODM manages each Fund’s operations to achieve its investment objective, as detailed in its prospectus, through the execution of the Fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2026 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, each Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the year ended August 31, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of August 31, 2026, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on each Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

In addition to the requirements of the Code, each Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2026 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For the year ended August 31, 2026, accrued foreign capital gains tax on appreciated securities as shown on the Statements of Assets and Liabilities and recorded net changes in unrealized appreciation (depreciation) on Accrued Foreign Capital Gains Tax on Appreciated Securities as shown on the Statements of Operations were:

	Accrued Foreign Capital Gains Tax on Appreciated Securities	Net Change in Unrealized Appreciation (Depreciation) on Deferred Accrued Foreign Capital Gains Tax on Appreciated Securities
EMQQ The Emerging Markets Internet ETF	$1,107,147	$470,078
FMQQ The Next Frontier Internet ETF	307,184	22,817

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2026 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of the Funds, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2026 (Continued)

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for the day to day management of the Funds including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of the Index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board.

For the services it provides to the Funds, each Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.86% of its average daily net assets.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Funds, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses“).

EMQQ Global LLC is the sponsor of each Fund’s Index and of each Fund (the “Sponsor“). In connection with an arrangement between the Adviser and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to either Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2026 (Continued)

3. SERVICE PROVIDERS (concluded)

Distribution Arrangement

The Distributor serves as each Fund’s underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended August 31, 2026, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the year ended August 31, 2026, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
EMQQ The Emerging Markets Internet ETF	$66,347,116	$91,853,400
FMQQ The Next Frontier Internet ETF	6,833,589	9,906,377

For the year ended August 31, 2026, there were no purchases or sales of long-term U.S. Government securities by the Funds.

For the year ended August 31, 2026, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
EMQQ The Emerging Markets Internet ETF	$2,776,888	$25,961,548	$8,373,260
FMQQ The Next Frontier Internet ETF	—	2,749,611	1,150,928

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2026 (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

At August 31, 2026, the Fund reclassified the following permanent amount between paid-in capital and Distributable Earnings (Accumulated Losses), and the reclassification is primarily related to in-kind redemptions:

	Paid-in Capital	Distributable Earnings (Accumulated Losses)
EMQQ The Emerging Markets Internet ETF	$(1,326,019)	$1,326,019
FMQQ The Next Frontier Internet ETF	1,127,423	(1,127,423)

The tax character of dividends and distributions declared during the fiscal years ended August 31, 2026 and August 31, 2025, was as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
EMQQ The Emerging Markets Internet ETF
2026	$10,972,042	$—	$10,972,042
2025	5,800,915	—	5,800,915
FMQQ The Next Frontier Internet ETF
2026	$162,822	$—	$162,822
2025	125,400	—	125,400

As of August 31, 2026, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	EMQQ The Emerging Markets Internet ETF	FMQQ The Next Frontier Internet ETF
Post-October Losses	$(29,666,744)	$—
Capital Loss Carryforwards	(406,007,236)	(9,177,718)
Deferred Late-Year Losses	(7,824,798)	(154,331)
Unrealized Appreciation (Depreciation)	(12,735,009)	2,679,090
Other Temporary Differences	(8)	1
Total Distributable Earnings (Accumulated Losses)	$(456,233,795)	$(6,652,958)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2025 through August 31, 2026, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen on the first day of the Fund’s next taxable year.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2026 (Continued)

5. TAX INFORMATION (concluded)

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2026 through August 31, 2026, and specified losses realized on investment transactions from November 1, 2025 through August 31, 2026, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses for an unlimited period. As of August 31, 2026, the following capital losses carried forward are as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
EMQQ The Emerging Markets Internet ETF	$110,917,651	$295,089,585	$406,007,236
FMQQ The Next Frontier Internet ETF	3,953,512	5,224,206	9,177,718

The Funds did not utilize any capital loss carryforwards to offset capital gains for the period.

For Federal income tax purposes, the cost of securities owned at August 31, 2026, were different from amounts reported for financial reporting purposes primarily due to wash sales, passive foreign investment companies, mark-to-market and corporate action adjustments, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and (depreciation) on investments held by the Funds at August 31, 2026, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
EMQQ The Emerging Markets Internet ETF	$272,708,704	$47,641,789	$(59,269,651)	$(11,627,862)
FMQQ The Next Frontier Internet ETF	19,093,802	5,163,713	(2,177,439)	2,986,274

*     The difference in Unrealized Appreciation (Depreciation) in the table above is due to the foreign capital gains tax on appreciated securities.

The Funds did not pay any federal or state and local income taxes. The Funds paid income taxes in foreign jurisdictions for the year ended August 31, 2026. Cash paid for income taxes, net of refunds received, were as follows:

	EMQQ The Emerging Markets Internet ETF	FMQQ The Next Frontier Internet ETF
Income Taxes by Foreign Jurisdiction:
Brazil#	$1,942	$—
India	171,649	59,510
South Africa	12,834	—
South Korea	31,192	3,204
Other*	4,417	—
Total Income Taxes Paid, Net of Refunds Paid†	$222,034	$62,714

#    Country tax is imputed for tax reporting purposes and does not reconcile to the Statements of Operations.

*     Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.

†     Includes Foreign Capital Gains Tax Paid under Net Realized Gain (Loss) on the Statements of Operations.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2026 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of a Fund is subject to the risk that their investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Currency Exchange Rate Risk: The Funds may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your shares. Because a Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of a Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact a Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Funds may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Funds more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of a Fund’s portfolio holdings trade in markets that are closed when the Funds’ market is open, there may be valuation differences that could lead to differences between a Fund’s market price and the value of the Fund’s portfolio holdings.

Risks of Investing in China (EMQQ): The Fund may, from time to time, invest a significant portion of its assets in securities of Chinese issuers. Consequently, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. These and other factors could make it more difficult or impossible for the Fund to reach its investment objective or there could be a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2026 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (continued)

Risks of Investing in India (FMQQ): The Fund may, from time to time, invest a significant portion of its assets in companies in India. Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. The ability of a Fund to invest in Indian securities, exchange Indian rupees into U.S. dollars and repatriate investment income, capital and proceeds of sales realized from its investments in Indian securities is subject to the Indian Foreign Exchange Management Act, 1999, and the rules, regulations and notifications issued thereunder. Under normal circumstances, income, gains and initial capital with respect to such investments are freely repatriable, subject to payment or withholding of applicable Indian taxes. There can be no assurance that the Indian government in the future, whether for purposes of managing its balance of payments or for other reasons, will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign institutional investors in such a way that makes it more difficult or impossible for the Fund to reach its investment objective or may adversely affect the ability of a Fund to repatriate its income and capital.

Consumer Discretionary Sector Risk: Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Financials Sector Risk (FMQQ): Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Frontier Market Risk: Certain foreign markets are only in the earliest stages of development and may be considered “frontier markets.” Frontier financial markets generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. Frontier markets have a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Frontier markets, particularly countries in the Middle East, have been, and may continue to be, impacted by political instability, war, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.

Limited Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because each Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from a Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to NAV, possibly face delisting and may experience wider bid-ask spreads: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2026 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (concluded)

Market Risk: The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, the conflict in the Middle East, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on a Fund’s performance.

7. Securities Lending

The Funds have a Securities Lending Agreement with Mitsubishi (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits the Funds, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2026 (Continued)

7. Securities Lending (concluded)

The following is a summary of securities lending agreements held by the EMQQ The Emerging Markets Internet ETF, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of August 31, 2026:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received	Net Amount
$2,054,761	$2,014,748	$—	$40,013

(1)  The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at August 31, 2026, are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of August 31, 2026, the cash collateral was invested in a Short-Term Investment with the following maturity:

EMQQ The Emerging Markets Internet ETF:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Short-Term Investment	$2,014,748	$—	$—	$—	$2,014,748

8. OTHER

At August 31, 2026, the records of the Trust reflected shares outstanding were held by a small number of Authorized Participants, in the form of Creation Units, as shown in the table below. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Number of Authorized Participants
EMQQ The Emerging Markets Internet ETF	3
FMQQ The Next Frontier Internet ETF	1

9. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

As a means to fight inflation, the Federal Reserve and certain foreign central banks have raised interest rates. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Advancements in technology, including the use of artificial intelligence and other emerging technologies, and increased regulation of artificial intelligence may also adversely impact markets.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2026 (Concluded)

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

EMQQ/FMQQ

Report of Independent Registered Public Accounting Firm

To the Shareholders of EMQQ The Emerging Markets Internet ETF and FMQQ The Next Frontier Internet ETF and Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Traded Concepts Trust comprising the funds listed below (the “Funds”) as of August 31, 2026, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
EMQQ The Emerging Markets Internet ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023, and 2022
FMQQ The Next Frontier Internet ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023, and for the period from September 27, 2021 (commencement of operations) through August 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 20, 2026

EMQQ/FMQQ

Notice to Shareholders

(Unaudited)

For shareholders that do not have an August 31, 2026 tax year end, this notice is for informational purposes only. For shareholders with an August 31, 2026 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended August 31, 2026, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short- Term Capital Gain(5)	Qualifying Business Income(6)	Foreign Tax Credit(7)
EMQQ The Emerging Markets Internet ETF
0.00%	100.00%	100.00%	0.00%	7.35%	0.00%	0.13%	0.00%	0.00%	1.97%
FMQQ The Next Frontier Internet ETF
0.00%	100.00%	100.00%	0.00%	36.43%	0.00%	0.14%	0.00%	0.00%	27.82%

(1)       Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)       The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)       U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)       The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)       The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)       The percentage in this column represents the amount of ordinary income that qualifies for 20% Business Income Deduction.

(7)       The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distribution during the fiscal year ended August 31, 2026.

For The EMQQ The Emerging Markets Internet ETF, accrued foreign taxes during the fiscal year ended August 31, 2026, amounted to $220,092 and are expected to be passed through to shareholders as foreign tax credits on Form 1099 – Dividend for the year ended December 31, 2026. In addition, for the fiscal year ended August 31, 2026, gross income derived from sources within foreign countries amounted to $1,352,275 for The EMQQ The Emerging Markets Internet ETF.

For The FMQQ The Next Frontier Internet ETF, accrued foreign taxes during the fiscal year ended August 31, 2026, amounted to $62,714 and are expected to be passed through to shareholders as foreign tax credits on Form 1099 – Dividend for the year ended December 31, 2026. In addition, for the fiscal year ended August 31, 2026, gross income derived from sources within foreign countries amounted to $100,727 for The FMQQ The Next Frontier Internet ETF.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2026. Complete information will be computed and reported in conjunction with your 2026 Form 1099-DIV.

EMQQ/FMQQ

Other Information (Form N-CSR Items 8-11)

(Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds, including prospectus, financial information, holdings, and proxy voting information, call or visit:

•        1-855-888-9892

•        https://emqqetf.com/materials/

•        https://fmqqetf.com/materials/

EMQ-AR-001-1200

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item	19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

	By	/s/ Richard Malinowski
Richard Malinowski, Principal Executive Officer

Date: October 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By	/s/ Richard Malinowski
Richard Malinowski, Principal Executive Officer

Date: October 28, 2026

	By	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date: October 28, 2026